SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Charles Street Trust


(Name of Registrant)

File No. 2-73133



FILE NO. 2-73133


Fidelity Charles Street Trust
: Fidelity Asset Manager


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended September 30, 1995


(ii)    Number of Securities Which Remained Unsold at Beginning of
Fiscal Year
Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

212,281,111 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule
24f-2

212,281,111 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


212,281,111

$
3,045,964,942

Redemptions See Note (2) :


(212,281,111)

$
(3,045,964,942)


Note (2) :    The total number of shares redeemed for the total dollar
amount of
redemptions for the fiscal period ended September 30, 1995
, aggregated
332,699,541
 and $4,795,596,137
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Charles Street Trust
:

Fidelity Asset Manager


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-73133


Fidelity Charles Street Trust
: Fidelity Asset Manager: Growth


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended September 30, 1995


(ii)    Number of Securities Which Remained Unsold at Beginning of
Fiscal Year
Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

62,950,662 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule
24f-2

62,950,662 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


62,950,662

$
848,262,605

Redemptions See Note (2) :


(62,950,662)

$
(848,262,605)


Note (2) :    The total number of shares redeemed for the total dollar
amount of
redemptions for the fiscal period ended September 30, 1995
, aggregated
98,213,255
 and $1,323,294,733
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Charles Street Trust
:

Fidelity Asset Manager: Growth


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-73133


Fidelity Charles Street Trust
: Fidelity Asset Manager: Income


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended September 30, 1995


(ii)    Number of Securities Which Remained Unsold at Beginning of
Fiscal Year
Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

22,750,670 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule
24f-2

22,750,670 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


22,750,670

$
246,242,775

Redemptions:


(22,134,037)

$
(239,564,840)

Net Sales Pursuant to Rule 24f-2:


616,633

$
6,677,935



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $2,302.74


Fidelity Charles Street Trust
:

Fidelity Asset Manager: Income


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-73133


Fidelity Charles Street Trust
: Fidelity Short Intermediate Government Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended September 30, 1995


(ii)    Number of Securities Which Remained Unsold at Beginning of
Fiscal Year
Registered Other Than Pursuant to Rule 24f-2

1,162,659 shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

3,407,642 shares


(iv)    Number of Securities Sold During Fiscal Year

14,890,383 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule
24f-2

14,890,383 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


14,890,383

$
138,314,808

Redemptions See Note (2) :


(14,890,383)

$
(138,314,808)


Note (2) :    The total number of shares redeemed for the total dollar
amount of
redemptions for the fiscal period ended September 30, 1995
, aggregated
15,165,841
 and $142,050,186
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Charles Street Trust
:

Fidelity Short Intermediate Government Fund


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-73133


Fidelity Charles Street Trust
: Spartan Investment Grade Bond Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended September 30, 1995


(ii)    Number of Securities Which Remained Unsold at Beginning of
Fiscal Year
Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

1,122,095 shares


(iv)    Number of Securities Sold During Fiscal Year

14,472,404 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule
24f-2

13,350,309 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


13,350,309

$
129,879,664

Redemptions:


(11,814,293)

$
(115,705,936)

Net Sales Pursuant to Rule 24f-2:


1,536,016

$
14,173,728



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $4,887.49


Fidelity Charles Street Trust
:

 Spartan Investment Grade Bond Fund


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-73133


Fidelity Charles Street Trust
: Spartan Short Term Income Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended September 30, 1995


(ii)    Number of Securities Which Remained Unsold at Beginning of
Fiscal Year
Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

68,857,423 shares


(iv)    Number of Securities Sold During Fiscal Year

21,389,146 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule
24f-2

21,389,146 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


21,389,146

$
194,475,759

Redemptions See Note (2) :


(21,389,146)

$
(194,475,759)


Note (2) :    The total number of shares redeemed for the total dollar
amount of
redemptions for the fiscal period ended September 30, 1995
, aggregated
53,258,616
 and $484,585,445
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Charles Street Trust
:

Spartan Short Term Income Fund


By  John H. Costello

        Assistant Treasurer
